Loans and Allowance for Loan Losses - Summary of Loans by Major Class (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans and Allowance for Loan Losses
Total loans held for investment	$ 1,286,967	$ 1,168,797
SBA PPA loans, net	65,100
Commercial, financial, and agricultural
Loans and Allowance for Loan Losses
Total loans held for investment	272,918	199,022
SBA PPA loans, net	63,300
Residential real estate | Construction
Loans and Allowance for Loan Losses
Total loans held for investment	29,692	23,035
Residential real estate | Mortgages
Loans and Allowance for Loan Losses
Total loans held for investment	262,339	252,643
Commercial real estate | Construction
Loans and Allowance for Loan Losses
Total loans held for investment	78,144	84,998
Commercial real estate | Mortgages
Loans and Allowance for Loan Losses
Total loans held for investment	617,133	576,635
Installment and other consumer
Loans and Allowance for Loan Losses
Total loans held for investment	$ 26,741	$ 32,464